HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

As of December 31, 2020 and 2021, the notional amounts of the Company’s outstanding foreign currency exchange derivative financial instruments that were not designated as accounting hedging instruments, were $17.6 million and $26.9 million, respectively, and were used to reduce foreign currency exposures of the NIS. With respect to such derivatives, gains of $366 thousand, $86 thousand and losses of $80 thousand were recognized under financial income (expense), net for the years ended December 31, 2019, 2020 and 2021, respectively. Such gains and losses partially offset the revaluation impact of the balance sheet items, which are also recognized under financial income (expense), net. These foreign currency exchange derivative financial instruments mature through August 2022.

	Balance sheet location	Notional Amount	Fair Value
		December 31, 2021	December 31, 2021
		(U.S. $ in thousands)
Assets derivatives - Foreign currency exchange contracts	Other current assets	$16,332	$322
Liability derivatives - Foreign currency exchange contracts	Other accounts payables	$10,579	$37

	Balance sheet location	Notional Amount	Fair Value
		December 31, 2020	December 31, 2020
		(U.S. $ in thousands)
Assets derivatives - Foreign currency exchange contracts	Other current assets	$8,796	$295
Liability derivatives - Foreign currency exchange contracts	Other accounts payables	$8,796	$8